UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 340 Soquel Avenue, Suite 115
         Santa Cruz, CA  95062

13F File Number:  028-NEW  (OLD 028-03929)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     May 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number  Name

028-03929             Formerly dba JEFFREY ROBERT SCHARF

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $388,729 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106      217     5280 SH       SOLE                        0        0     5280
AFLAC INC                      COM              001055102     8813   455233 SH       SOLE                        0     3855   451378
ALCON INC                      COM SHS          H01301102    14396   158359 SH       SOLE                        0     1350   157009
AT&T INC                       COM              00206R102    17280   685699 SH       SOLE                        0     5935   679764
AUTOMATIC DATA PROCESSING IN   COM              053015103    15361   436894 SH       SOLE                        0     3705   433189
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    16844     5973 SH       SOLE                        0       45     5928
CADBURY PLC                    SPONS ADR        12721E102     1696    55990 SH       SOLE                        0     1875    54115
CADBURY PLC ORD                Ordinary         G1843B107     3336   441570 SH       SOLE                        0        0   441570
CANADIAN NATL RY CO            COM              136375102    18625   525386 SH       SOLE                        0     4349   521037
DISNEY WALT CO                 COM DISNEY       254687106    14115   777263 SH       SOLE                        0     6720   770543
DST SYS INC DEL                COM              233326107    17497   505405 SH       SOLE                        0     4090   501315
EMERSON ELEC CO                COM              291011104     7882   275792 SH       SOLE                        0     2290   273502
FISERV INC                     COM              337738108    19243   527791 SH       SOLE                        0     4315   523476
GENL AMERN INVS PREF B         Preferred B      368802401     4080   174699 SH       SOLE                        0     1710   172989
GENUINE PARTS CO               COM              372460105    14934   500131 SH       SOLE                        0     3175   496956
GRAINGER W W INC               COM              384802104    21000   299232 SH       SOLE                        0     2520   296712
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     7932   297865 SH       SOLE                        0     2630   295235
JOHNSON & JOHNSON              COM              478160104    17488   332478 SH       SOLE                        0     2655   329823
MCDONALDS CORP                 COM              580135101    15244   279342 SH       SOLE                        0     2240   277102
MCKESSON CORP                  COM              58155Q103    17057   486793 SH       SOLE                        0     3835   482958
MICROSOFT CORP                 COM              594918104    19348  1053239 SH       SOLE                        0     8060  1045179
NESTLE S A REG B ADR           SPONSORED ADR    641069406     8011   236720 SH       SOLE                        0     4067   232653
NESTLE S A REG ORD             Ordinary         H57312466     8965   264913 SH       SOLE                        0        0   264913
NOKIA CORP                     SPONSORED ADR    654902204     6382   546856 SH       SOLE                        0     3530   543326
NOVARTIS A G                   SPONSORED ADR    66987V109    15883   419844 SH       SOLE                        0     3385   416459
QUALCOMM INC                   COM              747525103      247     6350 SH       SOLE                        0        0     6350
ROCKWELL COLLINS INC           COM              774341101     7374   225908 SH       SOLE                        0     1900   224008
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204    16533   468498 SH       SOLE                        0     3940   464558
SCHLUMBERGER LTD               COM              806857108    11116   273660 SH       SOLE                        0     2225   271435
SPDR GOLD TRUST                GOLD SHS         78463V107    14505   160665 SH       SOLE                        0     1350   159315
SUNCOR ENERGY INC              COM              867229106    12592   566967 SH       SOLE                        0     5265   561702
SYSCO CORP                     COM              871829107    14733   646194 SH       SOLE                        0     3240   642954